SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Consolidated statement of comprehensive income
Revenue from services	$ 288,182	$ 272,914
Net income attributable to Hollysys Automation Technologies Ltd.	$ 72,036	$ 57,591
Net income per ordinary share:
Basic	$ 1.19	$ 0.95
Diluted	$ 1.18	$ 0.95
Service [Member]
Consolidated statement of comprehensive income
Revenue from services	$ 40,892	$ 23,628
Costs of services rendered	14,467	$ 7,110
Balances under previous basis [Member]
Consolidated statement of comprehensive income
Net income attributable to Hollysys Automation Technologies Ltd.	$ 62,338
Net income per ordinary share:
Basic	$ 1.03
Diluted	$ 1.02
Balances under previous basis [Member] | Service [Member]
Consolidated statement of comprehensive income
Revenue from services	$ 25,780
Costs of services rendered	9,053
Effect of change higher/(lower) [Member]
Consolidated statement of comprehensive income
Net income attributable to Hollysys Automation Technologies Ltd.	$ 9,698
Net income per ordinary share:
Basic	$ 0.16
Diluted	$ 0.16
Effect of change higher/(lower) [Member] | Service [Member]
Consolidated statement of comprehensive income
Revenue from services	$ 15,112
Costs of services rendered	$ 5,414